Consolidated Balance Sheet - USD ($) $ in Millions		Jun. 30, 2019	[1]	Mar. 31, 2019	[3]	Dec. 31, 2018		Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Non-current assets
Intangible assets		$ 23,471				$ 23,586
Property, plant and equipment		239,066				223,175
Joint ventures and associates		25,536				25,329
Investments in securities		2,983				3,074
Deferred tax		11,977				12,097
Retirement benefits		3,963				6,051
Trade and other receivables		8,036				7,826
Derivative financial instruments	[2]	762				574
Non-current assets		315,794				301,712
Current assets
Inventories		24,465				21,117
Trade and other receivables		43,139				42,431
Derivative financial instruments	[2]	7,022				7,193
Cash and cash equivalents		18,470	[3]	$ 21,470		26,741	[3]	$ 19,468	$ 21,927	$ 20,312
Current assets		93,096				97,482
Total assets		408,891				399,194
Non-current liabilities
Debt		76,029				66,690
Trade and other payables		2,188				2,735
Derivative financial instruments	[2]	970				1,399
Deferred tax		14,368				14,837
Retirement benefits		13,419				11,653
Decommissioning and other provisions		21,345				21,533
Non-current liabilities		128,319				118,847
Current liabilities
Debt		16,617				10,134
Trade and other payables		49,347				48,888
Derivative financial instruments	[2]	5,761				7,184
Taxes payable		8,720				7,497
Retirement benefits		417				451
Decommissioning and other provisions		3,455				3,659
Current liabilities		84,317				77,813
Total liabilities		212,636				196,660
Equity attributable to Royal Dutch Shell plc shareholders		192,278				198,646
Non-controlling interest		3,977				3,888
Total equity		196,254				202,534		$ 201,240		$ 197,762
Total liabilities and equity		$ 408,891				$ 399,194

[1]	See Note 8 “Adoption of IFRS Leases”.
[2]	See Note 6 “Derivative financial instruments and debt excluding finance lease liabilities”.
[3]	See Note 8 “Adoption of IFRS 16 Leases”.